General and administrative expenses - Breakdown of General and Administrative Expenses (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Detailed Information General And Administrative Expenses [Abstract]
Personnel expenses	€ (13,314,359)	€ (13,484,996)	€ (7,033,913)
Consulting fees	(602,110)	(898,435)	(757,233)
Professional fees	(4,689,462)	(3,972,771)	(2,868,684)
Accounting, tax and auditing fees	(2,029,554)	(1,652,995)	(1,306,714)
Insurance, facilities and office expenses	(6,031,513)	(6,443,709)	(5,648,763)
Travel expenses	(1,797,588)	(1,105,961)	(143,582)
Other expenses	(2,874,004)	(1,780,167)	(590,571)
Total	€ (31,338,590)	€ (29,339,034)	€ (18,349,460)